NEWBUILDINGS (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2014	Apr. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Construction in Progress [Roll Forward]
Balance, beginning of period			$ 227,050	$ 252,753	$ 244,860
Additions, net, continuing basis			677,103	188,623	183,559
Additions, net, discontinued basis				270,130	132,974
Newbuildings acquired			16,523	83,700
Newbuildings acquired from related party			1,927
Newbuildings sold	$ (64,178)	$ (41,617)	(517,398)
Transfer to Vessels and equipment, net			(133,429)	(186,717)	(69,348)
Interest capitalized, continuing basis			(5,989)	5,129	5,783
Interest capitalized, discontinued basis				2,087	2,430
Transfer to held for distribution				(250,118)	(135,404)
Transfer to short term claim receivable			(11,532)	32,742	(112,101)
Balance, end of period			$ 266,233	$ 227,050	$ 252,753